CONSECO FUND GROUP
                          11825 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032



EDGAR  FILING

U.S.  Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:    Conseco  Fund  Group
            1933  Act  File  No.  333-13185
            1940  Act  File  No.  811-7839
          --Conseco  Science  &  Technology  Fund
          --Conseco  20  Fund
          --Conseco  Equity  Fund
          --Conseco  Large-Cap  Fund
          --Conseco  Balanced  Fund
          --Conseco  Convertible  Securities  Fund
          --Conseco  High  Yield  Fund
          --Conseco  Fixed  Income  Fund

                                                                     May 6, 2003

Dear  Sir  or  Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement of Form N-1A. This Amendment was filed electronically on May 1, 2003.

     Please contact me at (317) 817-6422 should you have any questions regarding this filing.

Sincerely,


/s/  WILLIAM  P.  KOVACS
     William  P.  Kovacs
     Vice  President  and  Secretary